Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Income before income tax expenses			¥ 356,894	¥ 676,081
Income tax expenses computed at applicable tax rates of 25%	¥ 107,365		89,224	169,020
Effect of changes in tax laws or rates enacted in the current year	0
Effect of cross-border tax laws	0
Non-deductible and super deduction expenses			(4,054)	(18,314)
Effect of tax holidays and tax rate difference			12,350	1,255
Change in valuation allowance	(59,357)		(96,220)	(126,795)
Non-taxable income	0
Non-deductible expense	357
Changes in unrecognized tax benefits	0
Effect of tax holidays in PRC	(2,310)
PRC withholding taxes	2,672
Income tax (benefit)/expenses	¥ 59,297	$ 8,479	¥ 1,300	¥ 25,166
Percent
Income tax expenses computed at applicable tax rates of 25%	25.00%	25.00%	25.00%	25.00%
Foreign tax effect	25.00%	25.00%
Effect of changes in tax laws or rates enacted in the current year	0.00%	0.00%
Effect of cross-border tax laws	0.00%	0.00%
Change in valuation allowance	(13.80%)	(13.80%)
Non-taxable income	0.00%	0.00%
Non-deductible expense	0.10%	0.10%
Changes in unrecognized tax benefits	0.00%	0.00%
Effect of tax holidays in PRC	(0.50%)	(0.50%)
PRC withholding taxes	0.60%	0.60%
Income tax expenses	13.80%	13.80%
Cayman
Amount
Foreign tax effect	¥ 14,301
Percent
Foreign tax effect	3.30%	3.30%
Other Foreign Jurisdictions
Amount
Foreign tax effect	¥ (3,731)
Percent
Foreign tax effect	(0.90%)	(0.90%)